UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Panning Capital Management, LP
Address:      510 Madison Avenue, 24th Fl.
              Suite 2400
              New York, NY 10022

Form 13F File Number: (to be determined after filing)
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           William M. Kelly
Title:          Chief Operating Officer
Phone:          212-916-1888

Signature, Place and Date of Signing:


    /s/ William M. Kelly                  New York, NY        February 22, 2013
-------------------------------      ---------------------    -----------------
           [Signature]                    [City, State]            [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
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Form 13F Information Table Entry Total:                           15
                                                          -------------------

Form 13F Information Table Value Total:                        $131,736
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                                PANNING CAPITAL MANAGEMENT, LP
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2012

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      COM NEW          026874784   19,062    540,000 SH       SOLE                  540,000
BLACKSTONE GROUP L P         COM UNIT LTD     09253U108    6,236    400,000 SH  CALL SOLE                  400,000
CITIGROUP INC                COM NEW          172967424    3,956    100,000 SH  CALL SOLE                  100,000
COBALT INTL ENERGY INC       NOTE 2.625%12/0  19075FAA4    3,994  4,000,000 PRN      SOLE                                 NONE
COLONY FINL INC              COM              19624R106    4,130    211,800 SH       SOLE                  211,800
DYNEGY INC NEW DEL           COM              26817R108    5,988    313,000 SH       SOLE                  313,000
GENWORTH FINL INC            COM CL A         37247D106    9,763  1,300,000 SH       SOLE                1,300,000
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    4,727  1,250,604 SH       SOLE                1,250,604
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0    6,925  6,500,000 PRN      SOLE                                 NONE
NEWMONT MINING CORP          COM              651639106    9,288    200,000 SH  CALL SOLE                  200,000
RADIAN GROUP INC             NOTE 3.000%11/1  750236AK7   39,776 44,500,000 PRN      SOLE                                 NONE
RADIAN GROUP INC             COM              750236101    2,139    350,000 SH       SOLE                  350,000
SILVER BAY RLTY TR CORP      COM              82735Q102    1,412     75,000 SH       SOLE                   75,000
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   11,472    200,000 SH  CALL SOLE                  200,000
STARWOOD HOTELS&RESORTS WRLD COM              85590A401    2,868     50,000 SH       SOLE                   50,000
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